Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
LOSS PER COMMON SHARE

Net losses were reported during the three and six months ended June 30, 2012 and 2011.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock options	374,870	98,434	374,870	98,434
Warrants	31,164	151,693	31,164	151,693
Potential conversion of Series A convertible preferred stock	3,788	174,243	3,788	174,243
Potential conversion of promissory note payable	5,425	—	5,425	—
Total excluded shares	415,247	424,370	415,247	424,370

LOSS PER COMMON SHARE

Net losses were reported during the years ended December 31, 2011 and 2010.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Years Ended December 31,
	2011	2010
Stock options	114,445	69,970
Warrants	154,216	3,324
Potential conversion of Series A convertible preferred stock	174,243	—
Total excluded shares	442,904	73,294